CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 42,280		$ 22,248
Short-term bank deposits	12,047		70,000
Trade receivables (net of allowance for doubtful accounts of $2,225 and $1,898 at December 31, 2014 and 2013, respectively)	56,217		52,304
Other accounts receivable and prepaid expenses	22,729		22,853
Inventories	80,212		57,867
Total current assets	213,485		225,272
Long-term assets:
Severance pay fund	3,744		3,973
Long-term deposits and prepaid expenses	759		1,603
Total long-term assets	4,503		5,576
Property, plant and equipment, net	172,993		93,634
Other assets	10,059		13,372
Goodwill	37,960		39,702
Total assets	439,000		377,556
Current liabilities:
Short-term bank credit			5,454
Trade payables	59,430		50,624
Account payables and current maturities to related parties, including financing leaseback from related party	3,975	[1],[2]	2,602	[1],[2]
Accrued expenses and other liabilities	25,774		20,890
Total current liabilities	89,179		79,570
Long-term liabilities:
Long-term loan and financing leaseback from a related party	8,993	[1],[2]	12,342	[1],[2]
Accrued severance pay	4,217		4,472
Long-term warranty provision	1,145		1,704
Phantom share based payment	805
Deferred tax liabilities, net	4,935		6,245
Total long-term liabilities	20,095		24,763
Redeemable non-controlling interest	8,715		7,624
Commitments and contingent liabilities
Share capital-
Ordinary shares of NIS 0.04 par value - 200,000,000 shares authorized at December 31, 2014 and 2013; 35,132,127 and 34,739,315 shares issued and outstanding at December 31, 2014 and 2013, respectively	369		364
Additional paid-in capital	139,964		138,757
Accumulated other comprehensive income (loss), net	(534)		3,680
Retained earnings	181,212		122,798
Total equity	321,011		265,599
Total liabilities and equity	$ 439,000		$ 377,556

[1]	On January 17, 2011 a loan of 4 million Canadian dollars was made to Caesarstone Canada Inc. by its shareholders, CIOT and the Company, on a pro rata basis. The loan bears interest until repayment at a per annum rate equal to Bank of Canada's prime business rate plus 1/4 percent. The interest accrued on the loan is payable on a quarterly basis. As of December 31, 2014 the loan was classified to short term related parties balance.
[2]	In September, 2012, a financing leaseback of $10.9 million related to Bar-Lev transaction was granted to the Company by Kibbutz Sdot-Yam. The financing leaseback bears interest until repayment at a per annum rate equal to 6.23% and is subject to adjustment for increases in the Israeli consumer price index.